Goodwill - Disclosure of Goodwill Allocation by Cash-Generating Units (Details) - CAD ($) $ in Millions	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 63.9	$ 53.1	$ 53.1
North America DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	11.7	11.7
North America DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	6.6	6.6
North America Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	5.7	5.7
Asia Pacific DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	9.8	9.8
Asia Pacific DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	2.6	2.6
Asia Pacific Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	3.6	3.6
EMEA DTC - Retail
Disclosure of information for cash-generating units [line items]
Goodwill	4.3	4.3
EMEA DTC - e-Commerce
Disclosure of information for cash-generating units [line items]
Goodwill	2.8	2.8
EMEA Wholesale
Disclosure of information for cash-generating units [line items]
Goodwill	6.0	6.0
Japan Joint Venture
Disclosure of information for cash-generating units [line items]
Goodwill	$ 10.8	$ 0.0